SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

(20)  SUBSEQUENT EVENTS

On February 4, 2016, the Company entered into a definitive Agreement and Plan of Merger (the "Merger Agreement") with China E-dragon Holdings Limited ("Parent") and China E-dragon Mergersub Limited ("Merger Sub"), a wholly owned subsidiary of Parent, pursuant to which Parent will acquire the Company. At the closing of the transaction, Parent will be owned by a consortium of certain existing shareholders, including C-Travel, TCH, Ocean Imagination and Luxuriant, along with Seagull Limited and certain management members of the Company (the "Buyer Group"). Under the terms of the Merger Agreement, the shareholders other than those in the Buyer Group will receive US$9.00 in cash for each ordinary share (a "Share") that they hold, or US$18.00 in cash for each ADS that they hold.

The purpose of the merger is to enable Parent to acquire 100% control of the Company in a transaction in which the Company's shareholders other than the holders of Excluded Shares (as defined below) will be cashed out in exchange for $9.00 per Share (or $18.00 per ADS), so that Parent will bear the rewards and risks of the sole ownership of the Company after the merger, including any future earnings and growth of the Company as a result of improvements to the Company's operations or acquisitions of other businesses. Immediately following the completion of the merger, the Company will cease to be a publicly traded company and will instead become a privately-held company owned directly by Parent and indirectly by the other members of the Buyer Group (other than Merger Sub). Following the completion of the merger, the ADSs will cease to be listed on NASDAQ, and price quotations with respect to sales of the ADSs in the public market will no longer be available. In addition, upon filing of Form 15 by the Company in connection with the completion of the merger, the Company's duty to file periodic reports with the SEC will be suspended immediately, and registration of the ADSs and the underlying Shares under the Exchange Act will be terminated 90 days after the filing of Form 15 or such shorter period as may be determined by the SEC. Accordingly, the Company will no longer be required to file periodic reports with the SEC. After completion of the merger, the Company's shareholders will no longer enjoy the rights or protections the United States federal securities laws provide, including reporting obligations for directors, officers and principal holders of securities of the Company. Furthermore, following the completion of the merger, the American depositary shares program for the ADSs will terminate.

Under the terms of the merger agreement, at the effective time of the merger (the "Effective Time"),

(I) each outstanding Share, other than the following items, will be cancelled in exchange for the right to receive $9.00 in cash without interest (the “Per Share Merger Consideration”)

(i).	25,440,699 Ordinary Shares and 33,589,204 High-Vote Ordinary Shares beneficially owned by the Rollover Shareholders[1] (such Shares collectively, the “Rollover Shares”);
(ii).	Shares (including Shares represented by ADSs) owned by Parent, the Company, or their respective direct or indirect subsidiaries;
(iii).	Shares (including Shares represented by ADSs) held by the ADS depositary reserved for the issuance, settlement and allocation upon exercise or vesting of the Company's equity awards under the Company's equity plans (Shares described under (i) through (iii) above are collectively referred to herein as the “Excluded Shares”);
(iv).	Shares owned by shareholders who have validly exercised and have not effectively withdrawn or lost their dissenters' rights under the Cayman Islands Companies Law (the “Dissenting Shares”) and
(v).	Shares represented by ADSs

(1) TCH, C-Travel, Ocean Imagination and Luxuriant are collectively referred as the "Rollover Shareholders".

(II) each issued and outstanding ADS together with the Shares underlying such ADS (other than any ADS representing Excluded Shares) will be cancelled in exchange for the right to receive $18.00 in cash per ADS without interest (the “Per ADS Consideration”), in each case net of any applicable withholding taxes described in the merger agreement.

(III) The Excluded Shares will be cancelled for no consideration and the Dissenting Shares will be cancelled for their fair value as determined in accordance with, and subject to compliance with, the Cayman Islands Companies Law.

Under the terms of the support agreement entered into by and among Parent and the Rollover Shareholders (the “Support Agreement”), concurrently with the execution and delivery of the merger agreement, at the Effective Time, the Rollover Shares will be cancelled for no consideration, and each Rollover Shareholder will, at the closing of the merger, subscribe or cause its affiliate to subscribe, for the number and class of shares in Parent set forth in the Support Agreement.

In addition, at the Effective Time,

(I) each outstanding fully vested option to purchase Shares (each a “Company Option”) granted under the Company's equity plans, other than the vested Company Options held by the Executive Equity holders[2], will be cancelled and immediately converted into the right to receive in exchange therefor an amount of cash (the “Option Consideration”) equal to (a) the excess, if any, of (i) the Per Share Merger Consideration over (ii) the exercise price per Ordinary Share subject to such Company Option, multiplied by (b) the number of Ordinary Shares underlying such Company Option, provided that if the exercise price of any such Company Option is equal to or greater than the Per Share Merger Consideration, such Company Option will be cancelled without any payment therefor.

(II) each outstanding fully vested restricted share unit (each a “Company RSU Award”) granted under the Company's equity plans, other than the vested Company RSU Awards held by the Executive Equity holders, will be cancelled and immediately converted into the right to receive in exchange therefor an amount of cash (the “RSU Award Consideration”) equal to (a) the Per Share Merger Consideration multiplied by (b) the number of Ordinary Shares underlying such Company RSU Award.

(III) each outstanding unvested Company Option granted under the Company's equity plans, other than the unvested Company Options held by the Executive Equity holders, will be cancelled and immediately converted into the right to receive in exchange therefor an award of options to purchase (each a “Parent Option” and collectively, the “Parent Options”) (a) the same number of Parent common shares as the total number of Ordinary Shares subject to such Company Option immediately prior to the Effective Time, (b) at a per-share exercise price equal to the exercise price per Ordinary Share at which such Company Option was exercisable immediately prior to the Effective Time, subject to and in accordance with the terms of the applicable Company's equity plans and award agreement, and subject further, if applicable, to adjustments in accordance with the terms of the merger agreement to provide substantially the same economic terms of such Company Option.

(IV) each outstanding unvested Company RSU Award granted under the Company's equity plans, other than the unvested Company RSU Awards held by the Executive Equity holders (as defined below) and the Company RSU Awards held by the Guangfu Cui, the Former CEO, will be cancelled and immediately converted into the right to receive in exchange therefor an award of Parent restricted share units (each a “Parent RSU Award” and collectively, the “Parent RSU Awards”) to acquire the same number of Parent common shares as the total number of Ordinary Shares subject to such Company RSU Award immediately prior to the Effective Time, subject to and in accordance with the terms of the applicable Company's equity plans and award agreement, and subject further, if applicable, to adjustments in accordance with the terms of the merger agreement to provide substantially the same economic terms of such Company RSU Award.

(V) each outstanding Company Option held by Executive Equity holders will be cancelled and immediately converted into the right to receive in exchange therefor either the Option Consideration (if any) or a Parent Option, as specified in, and in accordance with, the relevant agreement among each such Executive Equity holder, Parent and Merger Sub (each an “Executive Excluded Securities Letter”).

(2) "Executive Equity holder(s)" represents certain member(s) of the Company's executive management.

(VI) each outstanding Company RSU Award held by each Executive Equity holder, will be cancelled and immediately converted into the right to receive in exchange therefor either the RSU Award Consideration or a Parent RSU Award, as specified in, and in accordance with the terms and conditions of the relevant Executive Excluded Securities Letter of such Executive Equity holder.

(VII) each Company RSU Award held by Guangfu Cui will be cancelled and immediately converted into the right to receive in exchange therefor the RSU Award Consideration, in accordance with the terms and conditions of  an agreement among the Guangfu Cui, Parent, Merger Sub and the Company.

The merger remains subject to the satisfaction or waiver of the conditions set forth in the merger agreement, including obtaining the requisite authorization and approval of the shareholders of the Company. In order for the merger to be completed, the merger agreement, the plan of merger and the merger must be authorized and approved by a special resolution of the Company passed by an affirmative vote of holders of Shares representing at least two-thirds of the voting power of the outstanding Shares entitled to vote present and voting in person or by proxy as a single class at the extraordinary general meeting of the shareholders of the Company.